Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	Blackstone Alternative Investment Funds
Prospectus Date		rr_ProspectusDate	Jul. 29, 2015
Blackstone Alternative Multi-Strategy Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	BLACKSTONE ALTERNATIVE MULTI-STRATEGY FUND FUND SUMMARY
Objective [Heading]		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The investment objective of Blackstone Alternative Multi-Strategy Fund (the “Fund”) is to seek capital appreciation.
Expense [Heading]		rr_ExpenseHeading	SUMMARY OF FEES AND EXPENSES
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2017
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period from the Fund’s commencement of operations on June 16, 2014 to March 31, 2015, the Fund’s portfolio turnover rate was 194% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	194.00%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class D, Class I, Class R, and/or Class Y Shares of the Fund for the time periods indicated and that your dividends and distributions have been reinvested. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The first year of each period in the example takes into account the expense reimbursement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Blackstone Alternative Investment Advisors LLC (the “Adviser”) seeks to achieve the Fund’s objective by allocating the Fund’s assets among a variety of non-traditional or “alternative” investment strategies. The Adviser allocates the Fund’s assets among investment sub-advisers with experience managing alternative investment strategies (the “Sub-Advisers”) and among Investment Funds (as described below) and may also manage a portion of the Fund’s assets directly. The main strategies of the Sub-Advisers and Investment Funds may include:

Equity Hedge Strategies, which employ both long and short positions in primarily equity securities and equity security derivatives.

Event-Driven Strategies, which focus on event-linked, reinsurance-related, and other types of securities and instruments that are currently or prospectively affected by transactions or events, including mergers, restructurings, financial distress, tender offers, shareholder buybacks, debt exchanges, security issuance, other capital structure adjustments, or triggering events relating to weather, natural disasters and other catastrophes.

Macro Strategies, which seek to profit from movements in underlying macroeconomic variables and the impact those variables have on equity, fixed income, currency, and commodity markets.

Relative Value Strategies, which focus on valuation discrepancies in related financial instruments.

Managed Futures Strategies, which seek to profit from movements in the global financial, commodity, and currency markets by investing in futures, options, and forward contracts.

Multi-Strategy Strategies, which employ a wide variety of strategies, including some or all of those described above.

The Adviser determines the allocations of the Fund’s assets and allocates a majority of the Fund’s assets among a number of affiliated and unaffiliated Sub-Advisers with expertise in alternative investment strategies. The Adviser is responsible for selecting the strategies, for identifying and retaining Sub-Advisers with expertise in the selected strategies, and for determining the amount of Fund assets to allocate to each Sub-Adviser. The Adviser may adjust allocations from time to time among strategies or Sub-Advisers based on its assessment of market conditions and/or Sub-Adviser strategies. The Adviser, from time to time, may also choose not to allocate to certain Sub-Advisers and there may be lengthy periods of time when there is no allocation to particular Sub-Advisers or strategies described above. The Adviser reviews a number of quantitative and qualitative factors as part of its process for selecting and monitoring Sub-Advisers, as described in “More on Fund Management—Selection of Sub-Advisers.”

Each Sub-Adviser is responsible for the day-to-day management of the Fund’s assets that the Adviser allocates to it. The Adviser has the ultimate responsibility to oversee each Sub-Adviser, subject to the oversight of the Fund’s Board of Trustees. The Adviser also is responsible for recommending the hiring, termination, and replacement of Sub-Advisers.

The Adviser hires and terminates Sub-Advisers in accordance with the terms of an exemptive order that the Fund and the Adviser have obtained from the Securities and Exchange Commission (the “SEC”). This order permits the Adviser, subject to supervision and approval by the Board of Trustees, to enter into, and to amend in material respects, sub-advisory agreements without seeking the approval of the Fund’s shareholders. The Fund will furnish shareholders with information about a new Sub-Adviser within 90 days of hiring the Sub-Adviser.

The Adviser has currently entered into sub-advisory agreements with, and may allocate the Fund’s assets to, the following Sub-Advisers:

Sub-Adviser	Strategy
AlphaParity, LLC	Macro Strategies
Bayview Asset Management, LLC	Relative Value Strategies
Blackstone Senfina Advisors L.L.C.	Equity Hedge Strategies
Boussard & Gavaudan Investment Management, LLP	Event-Driven Strategies
BTG Pactual Asset Management US, LLC	Macro Strategies
Caspian Capital LP	Event-Driven Strategies
Cerberus Sub-Advisory I, LLC	Relative Value Strategies
Chatham Asset Management, LLC	Relative Value Strategies
EMSO Partners Limited	Macro Strategies
Good Hill Partners LP	Relative Value Strategies
GS Investment Strategies, LLC	Equity Hedge Strategies
HealthCor Management, L.P.	Equity Hedge Strategies
Nephila Capital, Ltd. Rail-Splitter Capital Management, LLC	Event-Driven Strategies Equity Hedge Strategies
Sorin Capital Management, LLC	Relative Value Strategies
Two Sigma Advisers, LLC	Equity Hedge Strategies
Verde Serviços Internacionais S.A.	Macro Strategies
Waterfall Asset Management, LLC	Relative Value Strategies
Wellington Management Company LLP	Equity Hedge Strategies

The Adviser manages Fund assets not allocated to the Sub-Advisers. The Adviser expects to allocate at least 65% of the Fund’s assets to the Sub-Advisers but may manage up to 35% of the Fund’s assets directly. Allocations to any Sub-Advisers that are affiliates of the Adviser are not considered to be a part of the 35% of Fund assets the Adviser may manage directly. The Adviser may invest up to 25% of the Fund’s assets in unaffiliated hedge funds, funds traded publicly on foreign exchanges, funds that are Undertakings for Collective Investment in Transferable Securities (“UCITS funds”), and open-end and closed-end management investment companies (collectively, the “Investment Funds”). A portion of the Investment Funds (no more than 15% of the Fund’s assets, taken together with any other illiquid assets held by the Fund) is expected to be “illiquid” (i.e., holdings that the Fund would not be able to sell or dispose of in the ordinary course of business within seven calendar days). The Investment Funds in which the Fund invests are not subject to the investment policies of the Fund and may have different or contrary investment policies.

The Fund’s assets may be invested in its three wholly-owned and controlled subsidiaries (the “Subsidiaries”), each of which has the same investment objective as the Fund. One of the Subsidiaries is formed under the laws of the Cayman Islands (the “Cayman Subsidiary”) and two are formed as limited liability companies under the laws of the State of Delaware (each, a “Domestic Sub-sidiary” and together, the “Domestic Subsidiaries”). The Cayman Subsidiary invests, directly or indirectly through the use of derivatives, in securities and commodity interests. The Domestic Subsidiaries invest, directly or indirectly through the use of derivatives, almost entirely in securities (with only de minimis exposure to commodity interests). The Adviser advises each Subsidiary and may retain one or more Sub-Advisers to manage the Fund’s assets or the assets of a Subsidiary.

In addition, the Adviser may obtain for the Fund synthetic exposure to investment strategies through the use of one or more total return swaps through which the Fund or a Subsidiary makes payments to a counterparty (at either a fixed or variable rate) in exchange for receiving from the counterparty payments that reflect the return of a “basket” of securities, derivatives, or commodity interests representing a particular index sponsored by a third-party investment manager identified by the Adviser.

The Fund has investment exposure, directly or indirectly through the Subsidiaries or Investment Funds, to a broad range of instruments, markets, and asset classes economically tied to U.S. and foreign markets (including emerging markets). (Unless indicated otherwise, references to the investment exposure or risks of the Fund should be understood to refer to the Fund’s direct investment exposure and risks and its indirect investment exposure and risks through the Subsidiaries or Investment Funds.) Investments may include, but are not limited to, equity securities, fixed income securities, and derivative and commodity instruments. The Fund may take both long and short positions in all of its investments. There is no limit on the amount of exposure the Fund may have to any specific asset class, market sector, or instrument. The Fund may purchase securities throughout the world on recognized markets in private placements and through underwritten offerings. The Fund may have significant investment leverage as a result of its use of derivatives or its investments in Investment Funds. Additionally, the Fund may lend its portfolio securities, and may use the collateral it receives for the securities on loan to purchase any investment, which may result in investment leverage.

The equity securities in which the Fund may invest include equity securities of companies of any market capitalization throughout the world (including the U.S. and foreign markets (including emerging markets)), which may include common stocks, preferred stocks, convertible securities, depositary receipts, exchange traded funds (“ETFs”), real estate investment trusts (“REITs”), and partnership interests.

The fixed income securities in which the Fund may invest include debt securities of governments throughout the world (including the U.S. and foreign markets (including emerging markets)) as well as their agencies and/or instrumentalities, debt securities of corporations throughout the world (including the U.S. and foreign markets (including emerging markets)), debt securities of any duration, maturity, or credit rating (including below investment grade debt securities, commonly known as “junk bonds”) or debt securities that are unrated, commercial and residential mortgage-backed securities, asset-backed securities (including those backed by consumer assets), adjustable rate securities, stripped securities (i.e. securities resulting from the separation of income and principal components of debt securities), net interest margin securities (i.e. securities based on the value of excess cash flows received by underlying mortgage-backed securities), bank loans, loan assignments and loan participations, bankruptcy or trade claims, and event-linked instruments (including catastrophe bonds).

The derivative instruments in which the Fund may invest include futures and forward contracts (including mortgage to be announced securities (“TBAs”)); swaps, such as credit default swaps, total return swaps, interest rate swaps (including constant maturity swaps) , currency swaps, swaptions, and/or contracts for difference; call and put options including writing (selling) calls against positions in the portfolio (“covered calls”) or writing (selling) puts, over-the-counter (“OTC”) options and currency options; and warrants and rights. The Fund may invest in foreign currency futures, forwards, or exchange contracts. Any of these derivatives may be used in an effort to gain economic exposure to one or more alternative investment strategies, to enhance returns, or to hedge the Fund’s positions by managing or adjusting the risk profile of the Fund or its individual positions. In addition to derivative instruments, the Fund may also invest in repurchase agreements and purchase and sale contracts.

			The Fund is non-diversified, which means it may invest in fewer securities than a “diversified” fund.
Risk [Heading]		rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The investment program of the Fund is speculative, entails substantial risks and includes alternative investment techniques not employed by traditional mutual funds. You may lose part or all of your investment or your investment may not perform as well as other similar investments. An investment in the Fund should be viewed only as part of an overall investment program. No assurance can be given that the Fund’s investment program will be successful. The following is a summary description of the principal risks of investing in the Fund, including the indirect risks associated with the Fund’s investments in the Subsidiaries and Investment Funds. Any decision to invest in the Fund should take into account that the Fund may make virtually any kind of investment, and be subject to related risks, which can be substantial.

As applicable, references to the “Fund” mean any one or more of the Fund, Subsidiaries, and Investment Funds, and references to a “manager” mean any one or more of the Adviser, Sub-Advisers, and advisors to the Investment Funds.

Activist Strategies Risk. The Fund may purchase securities of a company that is the subject of a proxy contest or which activist investors (including, potentially, a manager) are attempting to influence, in the expectation that new management or a change in business strategies will cause the price of the company’s securities to increase. If the proxy contest, or the new management, is not successful, the market price of the company’s securities will typically fall.

Allocation Risk. The Fund’s ability to achieve its investment goal depends upon the Adviser’s skill in determining the Fund’s allocation to alternative investment strategies and in selecting the best mix of Sub-Advisers, Investment Funds, and other investments. The value of your investment may decrease if the Adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, manager, Investment Fund, or other issuer is incorrect.

Arbitrage Strategies Risk. The Fund may purchase securities at prices only slightly below the anticipated value to be paid or exchanged for such securities in a merger, exchange offer or cash tender offer, and substantially above the prices at which such securities traded immediately prior to announcement of the transaction. If there is a perception that the proposed transaction will not be consummated or will be delayed, the market price of the security may decline sharply.

Bank Debt Risk. The Fund may invest in bank loans and participations. Risks associated with these obligations include, but are not limited to, risks involving the enforceability of security interests and loan transactions, inadequate collateral, liabilities relating to collateral securing obligations, and the liquidity of these loans. The market for corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The corporate loans in which the Fund invests may be rated below investment grade.

Bankruptcy Process and Trade Claims Risk. The Fund may purchase bankruptcy claims. There are a number of significant risks inherent in the bankruptcy process. The effect of a bankruptcy filing on a company may adversely and permanently affect the company and cause it to be incapable of restoring itself as a viable business. Many events in a bankruptcy are the product of contested matters and adversarial proceedings. The duration of a bankruptcy proceeding is difficult to predict and a creditor’s return on investment can be adversely affected by delays while the plan of reorganization is being finalized. The administrative costs in connection with a bankruptcy proceeding are frequently high and are paid out of the debtor’s estate before any return to creditors. The Fund may also purchase trade claims against companies, including companies in bankruptcy or reorganization proceedings, which include claims of suppliers for unpaid goods delivered, claims for unpaid services rendered, claims for contract rejection damages and claims related to litigation. An investment in trade claims is very speculative, illiquid, and carries a high degree of risk. The markets in trade claims are not regulated by U.S. federal securities laws or the SEC.

Below Investment-Grade Instruments Risk. The Fund may invest in below-investment grade debt or so called “junk bonds.” Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are speculative, high risk investments that may cause income and principal losses for the Fund.

Borrowing Risk. The Fund may borrow money (or engage in transactions that are economically similar to borrowing money) to fund investments, to satisfy redemptions, or to obtain investment exposure to various markets or investment styles, which may exaggerate changes in the net asset value of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its repayment obligations.

Collateralized Debt Obligations Risk. Collateralized debt obligations are subject to credit, interest rate, valuation, prepayment and extension risks. These securities also are subject to risk of default on the underlying asset.

Commodities-Related Investments Risk. The value of commodity-linked derivative instruments may be affected by changes in market movements, volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Conflicts of Interest Risk. The Adviser and Sub-Advisers will have conflicts of interest which could interfere with their management of the Fund. For example, the Adviser and Sub-Advisers (or their affiliates) manage other investment funds and have other clients that are similar to, or overlap with, the investment objective and strategy of the Fund, creating potential conflicts of interest in investment decisions regarding investments that may be appropriate for the Fund and the Adviser’s or Sub-Advisers’ other clients. These conflicts of interest are exacerbated to the extent that the Adviser’s or Sub-Advisers’ other clients pay them higher fees or performance-based fees. In addition, the activities in which the Adviser or Sub-Advisers and their affiliates are involved may limit or preclude the flexibility that the Fund may otherwise have to participate in certain investments. The advisors to the Investment Funds have similar, or other, conflicts of interest. Further information regarding conflicts of interest is available in the Statement of Additional Information (“SAI”).

Contracts for Difference Risk. Contracts for differences are swap arrangements in which the parties agree that their return (or loss) will be based on the relative performance of two different groups or baskets of securities. If the short basket outperforms the long basket, the Fund will realize a loss—even in circumstances when the securities in both the long and short baskets appreciate in value.

Convertible Securities Risk. If market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock. “Mandatory” convertible bonds, which must be converted into common stock by a certain date, may be more exposed to the risks of the underlying common stock.

Counterparty Credit Risk. The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.

Debt Securities Risk. Debt securities, such as bonds and certain asset-backed securities, involve certain risks, which include:
  Credit Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.
  Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
  Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.
  Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
  Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.
  Variable and Floating Rate Instrument Risk. The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.
Derivatives Risk. The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. The Fund may use derivatives for hedging and non-hedging purposes. Derivatives can be volatile and illiquid, can be subject to counterparty credit risk, and may entail investment exposure greater than their notional amount.
  Futures. Futures contracts markets are highly volatile and are influenced by a variety of factors, including national and international political and economic developments. In addition, because of the low margin deposits normally required in futures trading, a high degree of leverage is typical of a futures trading account. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Moreover, futures positions are marked to market each day and variation margin payment must be paid to or by a Fund. Positions in futures contracts may be closed out only on the exchange on which they were entered into or through a linked exchange, and no secondary market exists for such contracts.
  Forwards. Forward contracts and options thereon, unlike futures contracts, are not traded on exchanges and are not standardized; rather, banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. Forward trading is substantially unregulated; there is no limitation on daily price movements and speculative position limits are not applicable. These markets can experience periods of illiquidity, sometimes of significant duration, and disruptions, such as unusually high trading volume, political intervention or other factors. In addition, the Fund may be exposed to credit risks with regard to counterparties with whom the Fund trades as well as risks relating to settlement default. Some counterparties with whom the Fund transacts may not be rated investment grade. Such market illiquidity, disruption, or risks could result in substantial losses to the Fund.
  Options. Options trading involves certain additional risks. Specific market movements of an option and the instruments underlying an option cannot be predicted. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy his delivery obligations. This could result in a large net loss. Equity, foreign currency, or index options that may be purchased or sold by the Fund may include options not traded on a securities exchange, which may increase the risk of nonperformance by the obligor on such an option and the ease with which the Fund can dispose of or enter into closing transactions with respect to such an option.
  Swap Agreements. The use of swaps is a highly specialized activity that involves investment techniques, risk analyses, and tax planning different from those associated with ordinary securities transactions. Swaps may be difficult to value and may be considered illiquid. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial loss. The Fund may only close out a swap with its particular counterparty, and may only transfer a position with the consent of that counterparty. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. If the counterparty defaults, the Fund will have contractual remedies, but there can be no assurance that the counterparty will be able to meet its contractual obligations or that the Fund will be able to enforce its rights. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.
Distressed Securities Risk. The Fund may purchase distressed securities of business enterprises involved in workouts, liquidations, reorganizations, bankruptcies and similar situations. Since there is typically substantial uncertainty concerning the outcome of transactions involving business enterprises in these situations, there is a high degree of risk of loss, including loss of the entire investment.

Equity Securities Risk. The prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions.

Event-Driven Trading Risk. The Fund may seek to profit from the occurrence of specific corporate or other events. A delay in the timing of these events, or the failure of these events to occur at all, may have a significant negative effect on the Fund’s performance.

Event-Linked Instrument Risk. Investing in event-linked bonds, also known as “catastrophe bonds,” and other event-linked instruments involves unique risks. If a trigger event, such as a hurricane, earthquake, or other physical or weather-related phenomenon, causes losses exceeding a specific amount in the geographic region and time period specified in a bond, the Fund may lose a portion or all of its principal invested in the bond or suffer a reduction in credited interest. Some event-linked bonds have features that delay the return of capital upon the occurrence of a specified event; in these cases, whether or not there is loss of capital or interest, the return on the investment may be significantly lower during the extension period. In addition to specified trigger events, catastrophe bonds may expose the Fund to other risks, such as credit risk, adverse regulatory or jurisdictional interpretations, adverse tax consequences, and foreign exchange risk.

Foreign Investments and Emerging Markets Risk. The Fund may invest in securities of non-U.S. issuers, including those located in foreign and developing countries, which may involve special risks caused by foreign political, social and economic factors, including exposure to currency fluctuations, less liquidity, less developed and less efficient trading markets, political instability and less developed legal and auditing standards. These risks are heightened for investments in issuers organized or operating in developing countries.

Government Issued Securities Risk. U.S. government securities are subject to market and interest rate risk. Market prices of zero coupon U.S. Treasury securities and zero coupon securities issued by governmental agencies or financial institutions generally are more volatile than the market prices of securities that pay interest periodically.

Hedging Transactions Risk. The Fund may invest in securities and utilize financial instruments for a variety of hedging purposes. Hedging transactions may limit the opportunity for gain if the value of the portfolio position should increase. There can be no assurance that the Fund will engage in hedging transactions at any given time, even under volatile market conditions, or that any hedging transactions the Fund engages in will be successful. Moreover, it may not be possible for the Fund to enter into a hedging transaction at a price sufficient to protect its assets. The Fund may not anticipate a particular risk so as to hedge against it.

High Portfolio Turnover Risk. Certain of the Fund’s strategies, typically those that involve actively trading securities, may result in a high portfolio turnover rate, which can increase transaction costs (thus lowering performance) and taxable distributions. A high fund portfolio turnover rate generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Fund. The portfolio turnover rate of the Fund may vary from year to year, as well as within a year.

Investment Company and ETF Risk. The risks of investment in investment companies and ETFs typically reflect the risks of types of instruments in which the investment companies and ETFs invest. By investing in another investment company or ETF, the Fund becomes a shareholder of that investment company or ETF and bears its proportionate share of the fees and expenses of the other investment company or ETF.

Investment Strategy Risk. The Adviser and certain Sub-Advisers manage another series of the Trust with strategies similar to those of the Fund. Additionally, Sub-Advisers or their affiliates may offer strategies to other funds and/or accounts that are similar to the strategies implemented for the Fund. Although the strategies employed by the Adviser and Sub-Advisers for the Fund and other funds and/or accounts may be described in similar general terms, there may be differences in such strategies. The resulting portfolio compositions and performance results will differ across the Fund and such other funds and/or accounts.

Large Redemption Risk. The Fund is used as an investment in certain model portfolios and may have a large percentage of its shares held in such programs. The Fund may suffer large redemptions if any of these model portfolios reduce their targeted allocations to the Fund. Other large investors may have a significant ownership stake in the Fund. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

Leverage Risk. To the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund may borrow money or engage in other transactions, such as investments in derivatives or lending its securities and using the collateral to purchase any investment, that create investment leverage for investment or other purposes. Use of leverage can produce volatility and may exaggerate changes in the net asset value of Fund shares and in the return on the Fund’s portfolio which may increase the risk that the Fund will lose more than it has invested. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation or position coverage requirements. Futures contracts, options on futures contracts, forward contracts and other derivatives can allow the Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged.

Limited Operating History Risk. The Fund and the Subsidiaries commenced operations on June 16, 2014 and thus have limited operating histories. While the Adviser and certain Sub-Advisers may have experience in investment-related activities and in managing private investment funds, the Adviser and the Sub-Advisers have limited experience as managers of a registered investment company.

Liquidity Risk. Some securities held by the Fund, including, but not limited to, restricted, distressed, non-exchange traded, and/or privately placed securities, may be difficult to sell, or illiquid, particularly during times of market turmoil. Investments in Investment Funds are generally illiquid and some Investment Funds may not permit withdrawals or may make in-kind distributions of illiquid securities when the Fund desires to divest. Illiquid securities may be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

Macro Strategy Risk. The profitability of any macro program depends primarily on the ability of its manager to predict derivative contract price movements to implement investment theses regarding macroeconomic trends. Such price movements are influenced by, among other things: changes in interest rates; governmental and economic programs, policies and events; weather and climate conditions; changing supply and demand relationships; changes in balances of payments and trade; rates of inflation and deflation; currency devaluations and revaluations; and changes in philosophies and emotions of market participants.

Market Capitalization Risk. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns.

Market Risk and Security Selection Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, possibly sharply and unpredictably, affecting the values of individual securities held by the Fund. Security selection risk is the risk that the securities held by the Fund will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Model and Technology Risk. Managers (such as certain Sub-Advisers) may use investment programs that are fundamentally dependent on proprietary or licensed technology through such manager’s use of, among other things, certain hardware, software, model-based strategies, data gathering systems, order execution, and trade allocation systems, and/or risk management systems. These strategies may not be successful on an ongoing basis or could contain errors, omissions, imperfections, or malfunctions. These errors may result in, among other things, execution and allocation failures and failures to properly gather and organize large amounts of data from third parties and other external sources. More specifically, as it is not possible or practicable for a manager to factor all relevant, available data into quantitative model forecasts and/or trading decisions, quantitative managers (and/or affiliated licensors of such data) will use their discretion to determine what data to gather with respect to an investment strategy and what subset of that data the models will take into account to produce forecasts that may have an impact on ultimate trading decisions. All of the aforementioned risks may have a negative effect on the Fund. The profitability of many of these model-based strategies utilized by quantitative managers are expected to decrease as the assets of the Fund allocated to such quantitative managers and/or the assets of the other clients of the quantitative managers (or their affiliates or competitors) increase.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks (see “Debt Securities Risk” above). These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates may quickly and significantly reduce the value of certain mortgage-backed securities.

Multi-Manager Risk. The multi-manager strategy employed by the Fund involves special risks, which include:
  Offsetting Positions. Managers may make investment decisions which conflict with each other; for example, at any particular time, one manager may be purchasing shares of an issuer whose shares are being sold by another manager. Consequently, the Fund could indirectly incur transaction costs without accomplishing any net investment result.
  Proprietary Investment Strategy Risk. Managers may use proprietary or licensed investment strategies that are based on considerations and factors that are not fully disclosed to the Board of Trustees or the Adviser.
Moreover, consistent with the Fund’s investment objectives, these proprietary or licensed investment strategies, which may include quantitative mathematical models or systems, may be changed or refined over time. A manager (or the licensor of the strategies used by the manager) may make certain changes to the strategies the manager has previously used, may not use such strategies at all (or the manager’s license may be revoked), may use additional strategies, where such changes or discretionary decisions, and the reasons for such changes or decisions, are also not fully disclosed to the Board of Trustees or the Adviser. These strategies may involve risks under some market conditions that are not anticipated by the Adviser or the Fund.

Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company, which means that the percentage of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. As a result, the Fund’s investment portfolio may be subject to greater risk and volatility than if investments had been made in the securities of a broad range of issuers.

Non-Exchange Traded Securities Risk. Non-exchange traded securities, including privately placed securities, may be illiquid and have little to no price transparency, which may make it difficult for those securities to be traded or valued, especially in the event of adverse economic and liquidity conditions or adverse changes in the issuer’s financial condition. The market for certain non-exchange traded securities may be limited to institutional investors, subjecting such investments to further liquidity risk if a market were to limit institutional trading. In addition, the issuers of non-exchange traded securities may be distressed, insolvent, or delinquent in filing information needed to be listed on an exchange. Disposing of non-exchange securities, including privately-placed securities, may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible.

Regulatory Risk. Legal, tax, and regulatory developments may adversely affect the Fund. The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds, their managers, and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund.

REIT Investment Risk. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities.

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Securities Lending Risk. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially, including possible impairment of the Fund’s ability to vote the securities on loan. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account and may pay a fee to the borrower that represents a portion of the Fund’s earnings on the collateral or that represents a finance charge on the value of the collateral. Because the Fund may use collateral to purchase any investments in accordance with its investment objective, the Fund’s securities lending transactions may result in investment leverage. The Fund bears the risk that the value of investments made with collateral may decline. The Fund bears the risk of total loss with respect to the investment of collateral.

Short Sales Risk. A short sale of a security involves the theoretical risk of unlimited loss because of increases in the market price of the security sold short. The Fund’s use of short sales, in certain circumstances, can result in significant losses.

Sovereign Debt Risk. Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt.

Structured Products Risk. Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. In addition to the general risks associated with debt securities, structured products carry additional risks, including, but not limited to: the possibility that distributions from collateral securities will not be adequate to make interest or other payments; the quality of the collateral may decline in value or default; and the possibility that the structured products are subordinate to other classes.

Subsidiary Risk. By investing in the Subsidiaries, the Fund is indirectly exposed to the risks associated with the Subsidiaries’ investments. The Subsidiaries are not registered under the 1940 Act and, unless otherwise noted in this Prospectus, are not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiaries to operate as expected and could adversely affect the Fund.

Tax Risk. The Fund’s ability to pursue its investment strategy may be limited by the Fund’s intention to qualify for treatment as a “regulated investment company” (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and the Fund’s strategy may bear adversely on the Fund’s ability to so qualify. In order to qualify as a RIC the Fund must, among other requirements, derive at least 90% of its gross income each taxable year from certain specified sources (“qualifying income”). The amount, timing and character, including under Subchapter M, of the Fund’s income in respect of certain Fund investments are uncertain. In particular, it is possible that the Internal Revenue Service (“IRS”) will take the position that all or a portion of the Fund’s income from its investments in the Cayman Subsidiary does not constitute qualifying income; if the IRS were successful in this position the Fund would likely not meet the 90% gross income requirement. The Fund’s failure to qualify and be taxed as a RIC could significantly reduce shareholders’ returns on their investments in the Fund. In addition, if any income earned by the Cayman Subsidiary or investment vehicles in which the Cayman Subsidiary invests were treated as “effectively connected” with the conduct of a trade or business in the United States (“effectively connected income” or “ECI”), such income would be subject to U.S. taxes, which could significantly reduce shareholders’ returns on their investments in the Fund.

TBA Risk. In the TBA market, the seller agrees to deliver the mortgage backed securities for an agreed upon price on an agreed upon date, but makes no guarantee as to which or how many securities are to be delivered. The Fund relies on the seller to complete the transaction, and the seller’s failure to do so may cause the Fund to miss a price or yield considered advantageous to the Fund. In addition, the Fund bears the risk of loss in the event of the default or bankruptcy of the seller.

Valuation Risk. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the security or had used a different valuation methodology.

Warrants and Rights Risk. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of options. Unlike most options, however, warrants and rights are issued in specific amounts, and warrants generally have longer terms than options. Warrants and rights are not likely to be as liquid as exchange-traded options backed by a recognized clearing agency. In addition, the terms of warrants or rights may limit the Fund’s ability to exercise the warrants or rights at such time, or in such quantities, as the Fund would otherwise wish.

			Risks Specific to Investments in Investment Funds. Investment Funds, in addition to the risks described above relating to their direct investments, often involve additional special risks not present in direct investments. Investors in the Fund bear two layers of fees and expenses at both the Fund level and the Investment Fund level. The Fund’s investments in Investment Funds are priced, in the absence of readily available market values, based on estimates of fair value, which may prove to be inaccurate; these valuations are used to calculate fees payable to the Adviser and the net asset value of the Fund’s shares. The Adviser is also dependent on information, including performance information, provided by the Investment Funds, which if inaccurate could adversely affect the Adviser’s ability to accurately value the Fund’s shares. Investment Funds generally are not registered as investment companies under the 1940 Act, and therefore, the Fund is not able to avail itself of the protections of the 1940 Act with respect to such investments. Certain Investment Funds, including unaffiliated hedge funds and UCITS funds, are also subject to transfer or redemption restrictions that impair the liquidity of these investments, and some Investment Funds may suspend the withdrawal rights of their shareholders, including the Fund, from time to time. Incentive fees charged by advisors of Investment Funds also may create incentives for such advisors to make investments that are riskier or more speculative than in the absence of these fees. To the extent an Investment Fund invests in a special situation investment (an investment in securities or other instruments that an Investment Fund determines to be illiquid or lacking a readily ascertainable fair value and which the Investment Fund designates as a special situation investment), the Fund’s ownership interest with respect to such special situation investment generally may not be withdrawn until the special situation investment, or a portion thereof, is realized or deemed realized. The Fund also may purchase non-voting securities of, or to contractually forego the right to vote in respect of, Investment Funds in order to prevent the Fund from becoming an “affiliated person” of the Investment Fund for purposes of the 1940 Act and becoming subject to the prohibitions on transactions with affiliated persons contained in the 1940 Act. Consequently, the Fund will not be able to vote to the full extent of its economic interest on matters that require approval of investors in each Investment Fund, including matters that could adversely affect the Fund’s investment.
Risk Lose Money [Text]		rr_RiskLoseMoney	You may lose part or all of your investment or your investment may not perform as well as other similar investments.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company, which means that the percentage of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. As a result, the Fund’s investment portfolio may be subject to greater risk and volatility than if investments had been made in the securities of a broad range of issuers.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock	The Fund commenced operations on June 16, 2014. Because the Fund has been in operation for less than one full calendar year as of the date of this Prospectus, no performance returns are presented in this part of the Prospectus. Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Fund’s current performance for the most recent month end can be obtained by calling 1-855-890-7725 or by visiting the Fund’s website at www.blackstone.com/bamsf. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.
Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	Because the Fund has been in operation for less than one full calendar year as of the date of this Prospectus, no performance returns are presented in this part of the Prospectus.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-855-890-7725
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.blackstone.com/bamsf
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Blackstone Alternative Multi-Strategy Fund | Class D
Risk/Return:		rr_RiskReturnAbstract
Management fees	[1]	rr_ManagementFeesOverAssets	1.95%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend and interest expense on securities sold short		rr_Component1OtherExpensesOverAssets	0.62%
Remainder of other expenses		rr_Component2OtherExpensesOverAssets	0.72%
Other expenses		rr_OtherExpensesOverAssets	1.34%
Acquired Fund Fees & Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual fund operating expenses		rr_ExpensesOverAssets	3.57%
Fees waived and/or expenses reimbursed	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total annual fund operating expenses after waiver and/or expense reimbursement		rr_NetExpensesOverAssets	3.43%
1 year		rr_ExpenseExampleNoRedemptionYear01	$ 346
3 years		rr_ExpenseExampleNoRedemptionYear03	1,068
5 years		rr_ExpenseExampleNoRedemptionYear05	1,826
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 3,817
Blackstone Alternative Multi-Strategy Fund | Class I
Risk/Return:		rr_RiskReturnAbstract
Management fees	[1]	rr_ManagementFeesOverAssets	1.95%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Dividend and interest expense on securities sold short		rr_Component1OtherExpensesOverAssets	0.59%
Remainder of other expenses		rr_Component2OtherExpensesOverAssets	0.87%
Other expenses		rr_OtherExpensesOverAssets	1.46%
Acquired Fund Fees & Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual fund operating expenses		rr_ExpensesOverAssets	3.44%
Fees waived and/or expenses reimbursed	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)
Total annual fund operating expenses after waiver and/or expense reimbursement		rr_NetExpensesOverAssets	3.20%
1 year		rr_ExpenseExampleNoRedemptionYear01	$ 323
3 years		rr_ExpenseExampleNoRedemptionYear03	1,011
5 years		rr_ExpenseExampleNoRedemptionYear05	1,746
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 3,688
Blackstone Alternative Multi-Strategy Fund | Class R
Risk/Return:		rr_RiskReturnAbstract
Management fees	[1]	rr_ManagementFeesOverAssets	1.95%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Dividend and interest expense on securities sold short		rr_Component1OtherExpensesOverAssets	0.59%
Remainder of other expenses		rr_Component2OtherExpensesOverAssets	1.02%
Other expenses		rr_OtherExpensesOverAssets	1.61%
Acquired Fund Fees & Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual fund operating expenses		rr_ExpensesOverAssets	3.59%
Fees waived and/or expenses reimbursed	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)
Total annual fund operating expenses after waiver and/or expense reimbursement		rr_NetExpensesOverAssets	3.35%
1 year		rr_ExpenseExampleNoRedemptionYear01	$ 338
3 years		rr_ExpenseExampleNoRedemptionYear03	1,055
5 years		rr_ExpenseExampleNoRedemptionYear05	1,818
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 3,821
Blackstone Alternative Multi-Strategy Fund | Class Y
Risk/Return:		rr_RiskReturnAbstract
Management fees	[1]	rr_ManagementFeesOverAssets	1.95%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Dividend and interest expense on securities sold short		rr_Component1OtherExpensesOverAssets	0.65%
Remainder of other expenses		rr_Component2OtherExpensesOverAssets	0.66%
Other expenses		rr_OtherExpensesOverAssets	1.31%
Acquired Fund Fees & Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual fund operating expenses		rr_ExpensesOverAssets	3.29%
Fees waived and/or expenses reimbursed	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total annual fund operating expenses after waiver and/or expense reimbursement		rr_NetExpensesOverAssets	3.22%
1 year		rr_ExpenseExampleNoRedemptionYear01	$ 325
3 years		rr_ExpenseExampleNoRedemptionYear03	999
5 years		rr_ExpenseExampleNoRedemptionYear05	1,704
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 3,576

[1]	Includes management fees paid by the Subsidiaries (as defined below under "Principal Investment Strategies").
[2]	Through May 31, 2017, Blackstone Alternative Investment Advisors LLC (the "Adviser") has agreed to waive its fees and/or reimburse expenses of the Fund so that certain of the Fund's expenses, together with the Fund's management fees, will not exceed 2.40% annualized (for Class D, Class I and Class Y Shares) and 2.55% annualized (for Class R Shares). The Fund has agreed to repay any waived fees or reimbursed expenses within the three year period after the Adviser's waiver or reimbursement, when and if requested by the Adviser, but only to the extent that repayment would not cause these expenses and management fees to exceed 2.40% annualized (for Class D, Class I and Class Y Shares) and 2.55% annualized (for Class R Shares). These waiver/reimbursement and recoupment arrangements cannot be terminated before May 31, 2017 without the consent of the Fund's board of trustees (the "Board of Trustees"). The waiver/reimbursement and recoupment arrangements relate to all expenses incurred in the business of the Fund with the exception of (i) distribution or servicing fees, (ii) acquired fund fees and expenses, (iii) brokerage and trading costs, (iv) interest payments (including any interest expenses, commitment fees, or other expenses related to any line of credit of the Fund), (v) taxes, (vi) dividends and interest on short positions, and (vii) extraordinary expenses (as determined in the sole discretion of the Adviser) (together, the "Excluded Expenses"). All expenses are calculated pursuant to Generally Accepted Accounting Principles ("GAAP").